Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

The provision for income taxes for the years ended December 31, 2020, 2019 and 2018 was computed at the United Kingdom statutory income tax rate. The net loss/(income) realized by the Company’s domestic and foreign entities before the calculation of income tax was $96.9 million and $(0.7) million in 2020, respectively. The net loss realized by the Company’s domestic and foreign entities before the calculation of income tax in 2019 was $54.2 million and $0.4 million, respectively. The net loss realized by the Company’s domestic and foreign entities before the calculation of income tax in 2018 was $33.4 million and $0.1 million, respectively. The income tax provision for the years then ended comprised (in thousands):

	For the Year Ended December 31,
	2020	2019	2018
Current expense:
United Kingdom	$—	$—	$—
Foreign	287	189	27
Total current expense:	$287	$189	$27
Deferred benefit
United Kingdom		—	—
Foreign	(158)	(48)	0
Total deferred benefit:	(158)	(48)	—
Total income tax expense:	$129	$141	$27

A reconciliation of income tax expense computed at the statutory U.K. income tax rate to income taxes as reflected in the consolidated financial statements is as follows (in thousands):

	For the Year Ended December 31,
	2020	2019	2018
Income taxes at UK statutory rate of 19%	$(18,277)	$(10,215)	$(6,315)
R&D expenditure	5,756	5,805	3,091
Foreign rate differential	42	33	13
Change in valuation allowance	15,691	4,481	3,254
U.S. state income taxes	(13)	19	—
Other	(3,070)	18	(16)
	$129	$141	$27

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020, 2019 and 2018 consist of the following (in thousands):

	For the Year Ended December 31,
	2020	2019	2018
Deferred tax assets
Net operating loss carryforwards	$23,135	$11,046	$7,370
Depreciation	411	374	171
Accrued expenses	182	48	—
Non-cash share-based compensation	903	295	18
Other	25	—	—
Total deferred tax assets	$24,656	$11,763	$7,559
Valuation allowance	(24,450)	(11,715)	(7,559)
Net deferred tax assets	$206	$48	$—

As of December 31, 2020, 2019 and 2018 the Company had U.K. net operating loss carryforwards of approximately $137.0 million, $45.5 million and $29.1 million, respectively.

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2020, 2019 and 2018 related primarily to the increases in net operating loss carryforwards and were as follows (in thousands):

	For the Year Ended December 31,
	2020	2019	2018
Valuation allowance at beginning of year	$11,715	$7,559	$4,305
Increases recorded to income tax provision	12,735	4,156	3,254
Valuation allowance at end of year	$24,450	$11,715	$7,559

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2020, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that it was not possible to reasonably quantify future taxable income and determined that it is more likely than not that all of the deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance as of December 31, 2020 and 2019 on the United Kingdom and Ireland net deferred tax assets.

The Company applies the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals of litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon the ultimate settlement with the relevant taxing authority. There were no material uncertain tax positions as of December 31, 2020 and 2019.

The Company will recognize interest and penalties related to uncertain tax positions in income tax expense when in a taxable income position. As of December 31, 2020 and 2019, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statement of operations.

The Company and its subsidiaries file income tax returns in the U.K., the U.S., Germany, and Ireland. Generally, the tax years through 2020 remain open to examination by the major taxing jurisdictions to which the Company is subject. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the federal, state, or foreign tax authorities, if such tax attributes are utilized in a future period.